UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Quarter Ended:  September 30, 2012
Check here if Amendment	[ ]; Amendment Number:
This Amendment:		[ ] is a restatement.
			[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:			Cobble Hill Financial Services, Inc.
Address:		99 West Main Street, Suite 200
			Moorestown, NJ 08057
13F File Number:	028-13555

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:		Althea L. A. Skeels
Title:		President
Phone:		856-231-7770
Signature,		Place,			and Date of Signing
Althea L. A. Skeels	Moorestown, NJ		November 15,2012
Report Type:
[X]  13F HOLDINGS REPORT
[ ]  13F NOTICE
[ ]  13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:  NONE

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Managers Included:  	0
Form 13F information Table Entry Total:	59
Form 13F Information Table Value Total:	$535,087 (in thousands)

List of Other Included Managers:		NONE

FORM 13F INFORMATION TABLE:
NAME OF	TITLE OF		VALUE	SH/PRN	SH/	PUT/	INVESTMENT	OTHER  	VOTING AUTHORITY
ISSUER	CLASS	CUSIP	 (x$1000)	AMT	PRN	CALL	DISCRETION	MGRS	SOLE	SHARED	NONE
ISH MSCI EM	ETF	464287234	46835	1133400	SH		SOLE
PWRSH QQQ	ETF	73935A104	37476	546500	SH		SOLE
ISH R MCP GR	ETF	464287481	31833	512200	SH		SOLE
VG SPEC DIVAPP	ETF	921908844	26946	451500	SH		SOLE
SPDR DJ REIT	ETF	78464A607	26690	370900	SH		SOLE
ISH R1000GRW	ETF	464287614	26680	400000	SH		SOLE
ISH S&P MC400G	ETF	464287606	25471	227500	SH		SOLE
ISH S&P LATAM40	ETF	464287390	25093	589325	SH		SOLE
ISH DJ US RE	ETF	464287739	23372	363000	SH		SOLE
ISH MSCI PACJ 	ETF	464286665	22313	500400	SH		SOLE
SPDR S&P DIVID	ETF	78464A763	21485	369800	SH		SOLE
ISH R1000V	ETF	464287598	18045	250000	SH		SOLE
VG HIGH DIV YLD	ETF	921946406	16657	330500	SH		SOLE
ISH DJ SEL DIV	ETF	464287168	13687	237300	SH		SOLE
ISH HGH DIV EQ	ETF	46429B663	12795	210000	SH		SOLE
ISH S&P500 GRW	ETF	464287309	12690	163000	SH		SOLE
SPDR S&P INTL	ETF	78463X772	10570	233750	SH		SOLE
SPDR S&P 500 	ETF	78462F103	10127	70355	SH		SOLE
ISH MSCI MX INV	ETF	464286822	9204	140750	SH		SOLE
ISH MSCI EAFE	ETF	464287465	8809	166200	SH		SOLE
ISH MSCI CDA	ETF	464286509	8743	307000	SH		SOLE
ISH MSCI BRAZ	ETF	464286400	8544	158050	SH		SOLE
ISH S&P 500V	ETF	464287408	8224	125000	SH		SOLE
ISH DJ INT DIV	ETF	464288448	6719	212500	SH		SOLE
VG INTL AW XUS	ETF	922042775	6539	152200	SH		SOLE
ISH R MCP VL	ETF	464287473	6431	132000	SH		SOLE
ISH R MIDCAP	ETF	464287499	5759	52000	SH		SOLE
SPDR SBI UTILS	ETF	81369Y886	5259	144500	SH		SOLE
ISH MSCI HK	ETF	464286871	4159	228500	SH		SOLE
CLYMR GUG 	ETF	18383M506	3642	163000	SH		SOLE
SELSPDR TECH	ETF	81369Y803	3545	115000	SH		SOLE
ISH COHEN RLTY	ETF	464287564	3482	44725	SH		SOLE
ISH R2000G	ETF	464287648	3370	35250	SH		SOLE
ISH DJUS BASMAT	ETF	464287838	3216	47500	SH		SOLE
ISH MSCI S AFR	ETF	464286780	2872	43025	SH		SOLE
ISH S&P MC 400	ETF	464287507	2763	28000	SH		SOLE
ISH MSCIACWIEX	ETF	464288240	2720	69000	SH		SOLE
ISH R 2000	ETF	464287655	2570	30800	SH		SOLE
ISH MSCI AUSTRA	ETF	464286103	2403	101000	SH		SOLE
ISH MSCI GERMAN	ETF	464286806	2258	100000	SH		SOLE
ISH R2000V	ETF	464287630	1971	26650	SH		SOLE
ISH  NA NAT RES	ETF	464287374	1817	46000	SH		SOLE
SELSPDR INT-EN	ETF	81369Y506	1597	21750	SH		SOLE
ISH MSCI TAIWAN	ETF	464286731	1377	103000	SH		SOLE
APPLE INC	COM	037833100	1134	1700	SH		SOLE
PWRSH CMDTY TRA	ETF	73935S105	975	34000	SH		SOLE
MKTVEC OIL SVCS	ETF	57060U191	966	24000	SH		SOLE
ISH GOLD TRUST	ETF	464285105	941	54500	SH		SOLE
ISH MSCI SING	ETF	464286673	885	66000	SH		SOLE
SPDR GOLD	ETF	78463V107	653	3800	SH		SOLE
BARCBKCOPR37	ETF	06739F101	523	11000	SH		SOLE
VG INTL PAC	ETF	922042866	403	8000	SH		SOLE
ISH DJ US EN	ETF	464287796	316	7500	SH		SOLE
ISH NA TECH FD	ETF	464287549	312	4500	SH		SOLE
SPDRS&P BIOTECH	ETF	78464A870	304	3250	SH		SOLE
IBM		COM	459200101	254	1225	SH		SOLE
ISH IBOXX CPBD	ETF	464287242	244	2000	SH		SOLE
SELSPDRINT-INDS	ETF	81369Y704	219	6000	SH		SOLE
ISH TRANSP	ETF	464287192	202	2325	SH		SOLE
			535087
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